Trade receivables (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Trade receivables

	As of December 31,
	2020	2021
	RMB’000	RMB’000
Trade receivables	—	740
Provision on Impairment	—	—

	—	740

Summary of Aged Analysis of Trade Receivables

	As of December 31,
	2020	2021
	RMB’000	RMB’000
0 – 90 days	—	727
91 – 180 days	—	13

	—	740